Note 3 - Discontinued Operations and Exit Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	$ 3,027,000	$ 3,343,000
Loss On Asset Write Off [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	82,000	2,320,000
One Time Employee Termination Benefits [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	2,945,000	1,023,000
Property and Equipment [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	24,000	462,000
Intangible Assets [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs		1,198,000
Deferred Charges [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	58,000	660,000
Accrued One Time Termination Benefits [Member]
Note 3 - Discontinued Operations and Exit Activities (Details) [Line Items]
Business Exit Costs	$ 2,945,000	$ 1,023,000